UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment (X); Amendment Number: 1
This Amendment (Check only one):  (X) is a restatement.
                                  ( ) adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Mellon Financial Corporation
Address:  One Mellon Center, Room 1635
          Pittsburgh, PA  15258-0001

Form 13F File Number:  028-00409

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of the form.

Person signing this Report on Behalf of Reporting Manager:

Name:   David Belsterling
Title:  First Vice President
Phone:  (412) 234-1427

Signature, Place, and Date of Signing:

         /s/ David Belsterling           Pittsburgh, PA       09/18/2007
               (Signature)                (City, State)         (Date)

Explanatory Remark: This amendment serves solely to disclose the following, on July 1, 2007, Mellon Financial Corporation ("MFC") and The Bank of New York Company, Inc. ("BNY") each merged into The Bank of New York Mellon Corporation ("BNY Mellon"), with BNY Mellon being the surviving entity of each merger. As a result of the mergers, the separate corporate existence of MFC and BNY ceased, and MFC and BNY ceased to be reporting companies under the Securities Exchange Act of 1934. (See Forms 15 filed on behalf of MFC and BNY on July 12, 2007.) As a result of the mergers, all reports on Form 13F that would have been filed by MFC or BNY will be filed by BNY Mellon (CIK No.: 0001390777; 1933 Act SEC File No.:
333-140863).

Report Type (Check only one):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Reporting Managers:

     Form 13F File Number  NAME

     028-01190             Frank Russell Company